ASSET AND LIABILITIES HELD FOR SALE - Disclosure of detailed information about upfront consideration (Details) - Mina Bolanitos [Member] $ in Millions	Jan. 15, 2026 USD ($)
Asset And Liabilities Held For Sale [Line Items]
Cash Consideration	$ 30.0
Common shares received	20.2
Working capital adjustment	5.2
Total upfront consideration	$ 55.4